Pay vs Performance Disclosure - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 29, 2021	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

							Value of Initial Fixed $100 Investment Based on4:
Year	Summary Compensation Table Total for Joe Raver[1,2]	Compensation Actually Paid to Joe Raver[1,3]	Summary Compensation Table Total for Kimberly Ryan[1,2]	Compensation Actually Paid to Kimberly Ryan[1,3]	Average Summary Compensation Table Total for Other Named Executive Officers[1,2]	Average Compensation Actually Paid to Other Named Executive Officers[1,3]	Total Shareholder Return	Peer Group Total Shareholder Return[5]	Net Income (in millions)	Adjusted EBITDA[6] (in millions)
(a)	(b)	(c )	(d)	(e )	(f)	(g)	(h)	(i)	(j)	(k)
2023	n/a	n/a	$6,568,880	$6,080,094	$1,722,055	$1,991,291	$117.62	$113.55	$569.70	$552.50
2022	$837,858	$(3,862,089)	$5,221,058	$4,489,948	$3,534,856	$2,688,243	$87.9	$83.44	$208.90	$527.40
2021	$7,052,435	$12,871,772	n/a	n/a	$3,724,707	$5,030,433	$153.42	$141.90	$249.90	$533.90

Company Selected Measure Name			Adjusted EBITDA
Named Executive Officers, Footnote	The principal executive officers and other Named Executive Officers for the three applicable fiscal years were as follows:
• Fiscal year 2023: Ms. Ryan served as principal executive officer for the entirety of fiscal year 2023. The Company’s other Named Executive Officers for fiscal year 2023 were: Robert VanHimbergen, Ulrich Bartel, Nicholas Farrell, and J. Michael Whitted.

• Fiscal year 2022: Ms. Ryan was appointed as principal executive officer effective December 30, 2021, and Mr. Raver served as principal executive officer prior to Ms. Ryan’s appointment. The Company’s other Named Executive Officers for fiscal year 2022 were: Robert VanHimbergen, Kristina Cerniglia, Aneesha Arora, Nicholas Farrell, and Chris Trainor.

• Fiscal year 2021: Mr. Raver served as principal executive officer for the entirety of fiscal year 2021. The Company’s other Named Executive Officers for fiscal year 2021 were: Kristina Cerniglia, Kimberly Ryan, Chris Trainor, and J. Michael Whitted.

Peer Group Issuers, Footnote			The Peer Group used for the TSR is the S&P 400 Midcap Industrials Index, which is also used for the Company’s stock performance chart in the Annual Report on Form 10-K for the year ended September 30, 2023. This Peer Group is also used for the calculation of TSR for LTIC purposes even though it is calculated differently.
Adjustment To PEO Compensation, Footnote
The following table shows the amounts deducted from and added to the applicable Named Executive Officer’s annual total compensation as set forth in the Summary Compensation Table (for purposes of this Part VIII, “SCT Total”) to arrive at the CAP for each of the applicable years, as shown in columns (c), (e), and (g) in the chart above. The SCT Total and CAP amounts do not necessarily reflect the actual amount of compensation earned by or paid to our executives during the applicable years, but rather are amounts determined in accordance with Item 402(v) disclosure rules. Fair value amounts were computed in a manner consistent with the fair value methodology used to account for share-based payments in our financial statements under GAAP. The fair value amounts were calculated using our stock price on the last day of each fiscal year or the date of vesting, as applicable, and based upon the probable outcome of applicable performance conditions as of the last day of each fiscal year.

	2021		2022			2023
	Joe Raver	Average Other Named Executive Officers	Joe Raver	Kimberly Ryan	Average Other Named Executive Officers	Kimberly Ryan	Average Other Named Executive Officers
SCT Total	$7,052,435	$3,724,707	$837,858	$5,221,058	$3,534,856	$6,568,880	$1,722,055
Plus (Less) Grant Date Fair Value of Stock Awards Granted in Fiscal Year	$(4,354,914)	$(2,456,619)	$—	$(3,220,166)	$(2,130,098)	$(5,100,068)	$(1,008,197)
Plus (Less) Fair Value at Fiscal Year-End of Outstanding Unvested Stock Awards Granted in Fiscal Year	$6,003,634	$2,830,529	$—	$2,793,996	$1,615,820	$4,383,449	$866,384
Plus (Less) Change in Fair Value of Outstanding Unvested Stock Awards Granted in Prior Fiscal Years	$2,531,849	$544,076	$(2,866,168)	$(153,096)	$(223,885)	$32,560	$155,461
Plus (Less) Change in Fair Value at Vesting of Stock Awards Granted in Fiscal Year that Vested During Fiscal Year	$—	$—	$—	$—	$11,489	$—	$—
Plus (Less) Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Year For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$1,638,768	$387,740	$(1,833,779)	$(155,844)	$(114,418)	$195,272	$255,587
Plus (Less) Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$—	$—	$—	$—	$(5,521)	$—	$—
Plus (Less) Dividends Accrued During Fiscal Year	$—	$—	$—	$—	$—	$—	$—
Compensation Actually Paid (CAP)	$12,871,772	$5,030,433	$(3,862,089)	$4,489,948	$2,688,243	$6,080,094	$1,991,291

Non-PEO NEO Average Total Compensation Amount			$ 1,722,055	$ 3,534,856	$ 3,724,707
Non-PEO NEO Average Compensation Actually Paid Amount			$ 1,991,291	2,688,243	5,030,433
Adjustment to Non-PEO NEO Compensation Footnote
The following table shows the amounts deducted from and added to the applicable Named Executive Officer’s annual total compensation as set forth in the Summary Compensation Table (for purposes of this Part VIII, “SCT Total”) to arrive at the CAP for each of the applicable years, as shown in columns (c), (e), and (g) in the chart above. The SCT Total and CAP amounts do not necessarily reflect the actual amount of compensation earned by or paid to our executives during the applicable years, but rather are amounts determined in accordance with Item 402(v) disclosure rules. Fair value amounts were computed in a manner consistent with the fair value methodology used to account for share-based payments in our financial statements under GAAP. The fair value amounts were calculated using our stock price on the last day of each fiscal year or the date of vesting, as applicable, and based upon the probable outcome of applicable performance conditions as of the last day of each fiscal year.

	2021		2022			2023
	Joe Raver	Average Other Named Executive Officers	Joe Raver	Kimberly Ryan	Average Other Named Executive Officers	Kimberly Ryan	Average Other Named Executive Officers
SCT Total	$7,052,435	$3,724,707	$837,858	$5,221,058	$3,534,856	$6,568,880	$1,722,055
Plus (Less) Grant Date Fair Value of Stock Awards Granted in Fiscal Year	$(4,354,914)	$(2,456,619)	$—	$(3,220,166)	$(2,130,098)	$(5,100,068)	$(1,008,197)
Plus (Less) Fair Value at Fiscal Year-End of Outstanding Unvested Stock Awards Granted in Fiscal Year	$6,003,634	$2,830,529	$—	$2,793,996	$1,615,820	$4,383,449	$866,384
Plus (Less) Change in Fair Value of Outstanding Unvested Stock Awards Granted in Prior Fiscal Years	$2,531,849	$544,076	$(2,866,168)	$(153,096)	$(223,885)	$32,560	$155,461
Plus (Less) Change in Fair Value at Vesting of Stock Awards Granted in Fiscal Year that Vested During Fiscal Year	$—	$—	$—	$—	$11,489	$—	$—
Plus (Less) Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Year For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$1,638,768	$387,740	$(1,833,779)	$(155,844)	$(114,418)	$195,272	$255,587
Plus (Less) Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$—	$—	$—	$—	$(5,521)	$—	$—
Plus (Less) Dividends Accrued During Fiscal Year	$—	$—	$—	$—	$—	$—	$—
Compensation Actually Paid (CAP)	$12,871,772	$5,030,433	$(3,862,089)	$4,489,948	$2,688,243	$6,080,094	$1,991,291

Compensation Actually Paid vs. Total Shareholder Return			Relationship between CAP and TSR
Compensation Actually Paid vs. Net Income			Relationship between CAP and Net Income
Compensation Actually Paid vs. Company Selected Measure			Relationship between CAP and Adjusted EBITDA
Total Shareholder Return Vs Peer Group			Relationship between TSR and Peer Group TSR
Tabular List, Table

Financial Performance Measure
1.	Adjusted EBITDA
2.	Revenue/Order Intake
3.	Cash Conversion Cycle
4.	Relative TSR (calculated as a percentile ranking as compared to companies in the S&P Midcap Industrial 400 Index in the applicable award year)
5.	Shareholder Value

Total Shareholder Return Amount			$ 117.62	87.9	153.42
Peer Group Total Shareholder Return Amount			113.55	83.44	141.9
Net Income (Loss)			$ 569,700,000	$ 208,900,000	$ 249,900,000
Company Selected Measure Amount			552,500,000	527,400,000	533,900,000
PEO Name	Mr. Raver	Ms. Ryan	Ms. Ryan		Mr. Raver
Additional 402(v) Disclosure			Amounts reported in this column represent (i) the total compensation reported in the SCT for the applicable year in which the Named Executive Officer served as principal executive officer in the case of Ms. Ryan and Mr. Raver and (ii) the average of the total compensation reported in the SCT for the Company’s other Named Executive Officers reported for the applicable year. Adjustments were made to the amounts reported in the SCT for the applicable year to calculate the CAP. A reconciliation of the adjustments for the principal executive officers and for the average of the other Named Executive Officers is provided following the footnotes to this table.The comparison assumes $100 was invested at market close on September 30, 2020, and held through the end of each fiscal year. Under the applicable SEC rules, TSR is calculated as the difference between the Company stock price at the end and the beginning of the measurement period, plus dividends (assumed to be reinvested in Company stock), divided by the Company’s stock price at the beginning of the measurement period. Historic stock price performance is not necessarily indicative of future stock price performance.
Measure:: 1
Pay vs Performance Disclosure
Name			Adjusted EBITDA
Non-GAAP Measure Description			The Compensation Committee selected Adjusted EBITDA as the key metric for measuring and rewarding performance for our Named Executive Officers. This measure is used to determine the payout of 50% of the 2023 STIC awards for the Named Executive Officers. Adjusted EBITDA is a non-GAAP financial measure and is calculated based on the Company’s adjusted earnings before interest, income taxes, depreciation and amortization. See Appendix A for applicable definitions.
Measure:: 2
Pay vs Performance Disclosure
Name			Revenue/Order Intake
Measure:: 3
Pay vs Performance Disclosure
Name			Cash Conversion Cycle
Measure:: 4
Pay vs Performance Disclosure
Name			Relative TSR (calculated as a percentile ranking as compared to companies in the S&P Midcap Industrial 400 Index in the applicable award year)
Measure:: 5
Pay vs Performance Disclosure
Name			Shareholder Value
Kimberly Ryan [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 6,568,880	$ 5,221,058
PEO Actually Paid Compensation Amount			6,080,094	4,489,948
Joe Raver [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				837,858	$ 7,052,435
PEO Actually Paid Compensation Amount				(3,862,089)	12,871,772
PEO | Kimberly Ryan [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(5,100,068)	(3,220,166)
PEO | Kimberly Ryan [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			4,383,449	2,793,996
PEO | Kimberly Ryan [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			32,560	(153,096)
PEO | Kimberly Ryan [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0
PEO | Kimberly Ryan [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			195,272	(155,844)
PEO | Kimberly Ryan [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0
PEO | Kimberly Ryan [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0
PEO | Joe Raver [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	(4,354,914)
PEO | Joe Raver [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	6,003,634
PEO | Joe Raver [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(2,866,168)	2,531,849
PEO | Joe Raver [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0
PEO | Joe Raver [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(1,833,779)	1,638,768
PEO | Joe Raver [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0
PEO | Joe Raver [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0
Non-PEO NEO | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,008,197)	(2,130,098)	(2,456,619)
Non-PEO NEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			866,384	1,615,820	2,830,529
Non-PEO NEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			155,461	(223,885)	544,076
Non-PEO NEO | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	11,489	0
Non-PEO NEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			255,587	(114,418)	387,740
Non-PEO NEO | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	(5,521)	0
Non-PEO NEO | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0	$ 0	$ 0